Provisions - Expected timing of cash outflows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Total provision	$ 16,175	$ 16,241
New or increased provisions	2,473
BM-S-8 [Member]
Disclosure of other provisions [line items]
Contingent consideration settled	300
Contingent consideration	900
2019 - 2023 [member]
Disclosure of other provisions [line items]
Total provision	3,754
2024 - 2028 [Member]
Disclosure of other provisions [line items]
Total provision	2,574
2029 - 2033 [Member]
Disclosure of other provisions [line items]
Total provision	3,566
2034 - 2038 [Member]
Disclosure of other provisions [line items]
Total provision	2,546
Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	3,736
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Total provision	12,609	$ 12,451
New or increased provisions	1,609
Asset retirement obligations [Member] | 2019 - 2023 [member]
Disclosure of other provisions [line items]
Total provision	1,307
Asset retirement obligations [Member] | 2024 - 2028 [Member]
Disclosure of other provisions [line items]
Total provision	1,891
Asset retirement obligations [Member] | 2029 - 2033 [Member]
Disclosure of other provisions [line items]
Total provision	3,530
Asset retirement obligations [Member] | 2034 - 2038 [Member]
Disclosure of other provisions [line items]
Total provision	2,534
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	3,348
Other provisions, including claims and litigations [Member]
Disclosure of other provisions [line items]
Total provision	3,567
Other provisions, including claims and litigations [Member] | 2019 - 2023 [member]
Disclosure of other provisions [line items]
Total provision	2,447
Other provisions, including claims and litigations [Member] | 2024 - 2028 [Member]
Disclosure of other provisions [line items]
Total provision	682
Other provisions, including claims and litigations [Member] | 2029 - 2033 [Member]
Disclosure of other provisions [line items]
Total provision	36
Other provisions, including claims and litigations [Member] | 2034 - 2038 [Member]
Disclosure of other provisions [line items]
Total provision	13
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions [line items]
Total provision	$ 388